Finance Receivables Held for Sale (Details Narrative) (10-K) - USD ($) $ in Millions			12 Months Ended
	May 02, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)			$ 796	$ 205		$ 166
Finance receivables held for sale originated as held for investment			61	61	$ 0
Finance receivables transferred from held for investment to held for sale		$ 608		6,700	17
Cost of mortgages sold				64	18
Net gain on sales of real estate loans and related trust assets	$ 22		0	726	0
Mortgage loans on real estate, holdback provision receivable			5	64
Loans and Leases Receivable Gain Loss on Sales Net of Impairment Recorded on Reclassification To Held for Sale					(2)
Finance Receivables Held For Sale Originated as Held-for-investment			$ 0	0	$ 0
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)						$ 617
Net gain on sales of real estate loans and related trust assets				$ 726